Interest Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Average interest rate used to capitalize borrowing costs that are attributable to the construction of a qualifying assets	4.19%	4.23%	4.28%